Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.07%
Aerospace & Defense–2.93%
Maxar Technologies, Inc.	265,000	$9,611,550
PAE, Inc.(b)	964,100	8,599,772
Parsons Corp.(b)(c)	722,200	27,891,364
		46,102,686
Auto Parts & Equipment–3.33%
Dana, Inc.	1,489,796	35,993,471
Modine Manufacturing Co.(b)	970,500	16,236,465
Visteon Corp.(b)	1,400	159,670
		52,389,606
Building Products–0.96%
JELD-WEN Holding, Inc.(b)	570,895	15,117,300
Commodity Chemicals–0.47%
Orion Engineered Carbons S.A. (Germany)(b)	409,100	7,396,528
Communications Equipment–1.15%
Plantronics, Inc.(b)	580,341	18,100,836
Construction & Engineering–3.19%
AECOM(b)	443,822	27,943,033
Balfour Beatty PLC (United Kingdom)	983,900	4,141,992
Concrete Pumping Holdings, Inc.(b)	662,900	5,767,230
Primoris Services Corp.	411,100	12,291,890
		50,144,145
Construction Machinery & Heavy Trucks–1.36%
Astec Industries, Inc.	166,100	10,183,591
REV Group, Inc.	738,500	11,158,735
		21,342,326
Diversified Chemicals–2.49%
Huntsman Corp.	1,481,384	39,123,351
Diversified Support Services–0.15%
VSE Corp.	46,299	2,317,265
Education Services–1.88%
Stride, Inc.(b)(c)	962,900	29,522,514
Electrical Components & Equipment–1.30%
nVent Electric PLC	648,300	20,492,763
Electronic Manufacturing Services–0.83%
Jabil, Inc.	219,668	13,079,033
Food Distributors–2.96%
US Foods Holding Corp.(b)	1,355,100	46,534,134
Food Retail–1.72%
Sprouts Farmers Market, Inc.(b)(c)	1,099,200	27,018,336
Health Care Facilities–0.72%
Universal Health Services, Inc., Class B	70,800	11,357,028
Shares		Value
Health Care Services–3.22%
Fresenius Medical Care AG & Co. KGaA (Germany)	436,500	$34,462,127
Tivity Health, Inc.(b)	646,600	16,216,728
		50,678,855
Hotels, Resorts & Cruise Lines–5.14%
Hilton Grand Vacations, Inc.(b)	1,204,200	48,974,814
Travel + Leisure Co.	615,300	31,872,540
		80,847,354
Household Products–1.66%
Spectrum Brands Holdings, Inc.	298,895	26,108,478
Human Resource & Employment Services–4.37%
Kelly Services, Inc., Class A(b)	549,210	12,038,683
ManpowerGroup, Inc.	407,101	48,274,037
TrueBlue, Inc.(b)	311,702	8,475,177
		68,787,897
Industrial Machinery–2.24%
Crane Co.	363,000	35,294,490
Life & Health Insurance–6.56%
American Equity Investment Life Holding Co.	1,060,000	34,015,400
Athene Holding Ltd., Class A(b)	694,600	44,885,052
CNO Financial Group, Inc.	1,059,515	24,199,323
		103,099,775
Multi-Sector Holdings–0.27%
Peridot Acquisition Corp., Class A(b)(c)	421,015	4,201,730
Office Services & Supplies–3.71%
Herman Miller, Inc.	744,000	32,103,600
Interface, Inc.	876,000	12,631,920
Kimball International, Inc., Class B	439,200	5,437,296
Steelcase, Inc., Class A	593,800	8,164,750
		58,337,566
Oil & Gas Equipment & Services–1.20%
Helix Energy Solutions Group, Inc.(b)	3,649,781	15,146,591
NexTier Oilfield Solutions, Inc.(b)	961,811	3,674,118
		18,820,709
Oil & Gas Exploration & Production–6.89%
ARC Resources Ltd. (Canada)	1,278,400	9,673,049
Devon Energy Corp.	874,600	22,599,664
Diamondback Energy, Inc.	415,900	32,078,367
Northern Oil and Gas, Inc.	1,483,380	25,617,973
Pioneer Natural Resources Co.	126,617	18,406,313
		108,375,366
Oil & Gas Refining & Marketing–0.43%
HollyFrontier Corp.	230,900	6,788,460
Other Diversified Financial Services–1.56%
Equitable Holdings, Inc.	792,400	24,461,388

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Paper Packaging–0.77%
Sealed Air Corp.	213,668	$12,125,659
Regional Banks–11.08%
First Horizon Corp.	2,009,310	31,043,839
Five Star BanCorp.	369,061	8,994,017
Great Western Bancorp, Inc.	1,000,700	30,821,560
Huntington Bancshares, Inc.	3,674,369	51,735,116
Sterling Bancorp	2,383,500	51,745,785
		174,340,317
Research & Consulting Services–5.77%
CACI International, Inc., Class A(b)	80,218	21,414,997
KBR, Inc.(c)	933,300	36,118,710
Nielsen Holdings PLC	1,403,900	33,258,391
		90,792,098
Restaurants–1.81%
Elior Group S.A. (France)(b)(d)	1,773,800	12,137,566
Marston’s PLC (United Kingdom)	13,960,649	16,248,419
		28,385,985
Specialty Chemicals–3.28%
Axalta Coating Systems Ltd.(b)	755,000	22,725,500
Kraton Corp.(b)	756,222	28,880,118
		51,605,618
Steel–1.96%
Carpenter Technology Corp.(c)	808,430	30,841,605
Thrifts & Mortgage Finance–0.98%
MGIC Investment Corp.	548,742	7,594,589
Radian Group, Inc.	344,048	7,768,604
		15,363,193
Trading Companies & Distributors–9.71%
AerCap Holdings N.V. (Ireland)(b)	928,500	49,210,500
Beacon Roofing Supply, Inc.(b)	441,466	23,609,602
Shares		Value
Trading Companies & Distributors–(continued)
DXP Enterprises, Inc.(b)	227,991	$7,443,906
Univar Solutions, Inc.(b)	1,923,900	47,212,506
WESCO International, Inc.(b)	237,016	25,230,353
		152,706,867
Trucking–1.02%
National Express Group PLC (United Kingdom)(b)	4,265,960	16,117,652
Total Common Stocks & Other Equity Interests (Cost $1,266,437,334)		1,558,118,913
Money Market Funds–0.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	5,698,346	5,698,346
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	3,233,114	3,234,407
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	6,512,395	6,512,395
Total Money Market Funds (Cost $15,445,148)		15,445,148
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,281,882,482)		1,573,564,061
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.98%
Invesco Private Government Fund, 0.02%(e)(f)(g)	5,896,049	5,896,049
Invesco Private Prime Fund, 0.12%(e)(f)(g)	40,946,292	40,962,670
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,858,719)		46,858,719
TOTAL INVESTMENTS IN SECURITIES–103.03% (Cost $1,328,741,201)		1,620,422,780
OTHER ASSETS LESS LIABILITIES—(3.03)%		(47,602,626)
NET ASSETS–100.00%		$1,572,820,154
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,011,462	$62,995,892	$(73,309,008)	$-	$-	$5,698,346	$627
Invesco Liquid Assets Portfolio, Institutional Class	13,801,645	40,575,963	(51,143,201)	-	-	3,234,407	167
Invesco Treasury Portfolio, Institutional Class	18,298,813	71,995,305	(83,781,723)	-	-	6,512,395	275
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	69,661,313	(63,765,264)	-	-	5,896,049	615*
Invesco Private Prime Fund	-	146,197,302	(105,234,632)	-	-	40,962,670	10,363*
Total	$48,111,920	$391,425,775	$(377,233,828)	$-	$-	$62,303,867	$12,047

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,475,011,157	$83,107,756	$—	$1,558,118,913
Money Market Funds	15,445,148	46,858,719	—	62,303,867
Total Investments	$1,490,456,305	$129,966,475	$—	$1,620,422,780
Invesco Small Cap Value Fund